Accrued payroll and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2021	2020
Current:
Accrued payroll	$75,439	$59,772
Accrued expenses	7,789	14,993
Other liabilities	6,695	4,453
	$89,923	$79,218
Non-current:
Phantom RSU award liability	$4,761	$2,730
Deferred revenues - Initial franchise fee	4,536	4,612
Deferred income	5,848	6,075
Security deposits	5,460	5,976
Other liabilities	1,295	2,491
	$21,900	$21,884